Stock-based Compensation - Summary of the Company's Warrants Activity (Detail) - NFL Warrants [Member]	Dec. 31, 2022 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants, Beginning Balance	18,500,000
Number of Warrants, Ending Balance	18,500,000